CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents consist of
Cash	$ 20.2	$ 863.2	$ 19.9
Cash equivalents	0.8	1.7	0.8
Total cash and cash equivalents	$ 21.0	$ 864.9	$ 20.7